UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments

January 31, 2011

(Unaudited)

	Shares	Fair Value
Mutual Funds - 94.52%

Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets - 91.75%

AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a)	652,650	$4,203,068
American Century International Discovery Fund - Institutional Class	903,450	9,766,299
Ariel Fund	73,717	3,616,539
Columbia Acorn International - Class Z	224,257	9,113,794
Columbia Value & Restructuring Fund - Class Z	162,607	8,253,918
CRM Small Cap Value Fund - Institutional Class (a)	313,925	7,600,135
Delaware Small Cap Value Fund - Institutional Class (b)	247,771	9,975,274
Delaware SMID Cap Growth Fund - Institutional Class (b)	529,680	12,903,016
DFA U.S. Small Cap Value Portfolio	239,424	6,141,217
Dreyfus Opportunistic Small Cap Fund	196,993	5,951,162
Fairholme Fund	218,685	7,699,903
Fidelity International Small Cap Fund (b)	486,278	10,425,810
Fidelity Small Cap Discovery Fund	471,163	9,743,650
The Gabelli Value Fund - Class A (b)	479,794	7,542,362
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	216,133	5,187,191
Invesco Small Companies Fund - Institutional Class (a)	231,828	4,182,178
Invesco Van Kampen Capital Growth Fund - Institutional Class (a)	765,159	10,750,479
Ivy Small Cap Growth Fund - Institutional Class (a) (b)	666,122	10,784,508
Janus Overseas Fund - Class T	147,627	7,571,779
John Hancock Small Cap Equity Fund - Institutional Class (b)	257,386	6,841,309
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	589,448	13,374,574
MFS New Discovery Fund - Institutional Class	493,043	12,488,777
Morgan Stanley Focus Growth Fund - Institutional Class (a)	399,178	14,977,169
Oppenheimer International Small Company Fund - Class Y	621,671	14,540,878
Principal SmallCap Growth Fund I - Investor Class (a)	718,432	7,845,282
Putnam Voyager Fund - Class Y	580,887	14,708,054
Royce Opportunity Fund - Institutional Class (a) (b)	1,197,053	14,711,780
Templeton Foreign Smaller Companies Fund - Advisor Class (b)	384,471	6,309,164
Third Avenue Value Fund - Institutional Class	162,789	8,536,660
Touchstone Sands Capital Select Growth Fund - Class Y (a) (b)	1,285,616	13,331,842
T.Rowe Price International Discovery Fund	85,569	3,734,227
Wasatch International Growth Fund (a) (b)	508,877	9,780,615

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $253,315,576)		292,592,613

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 2.77% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,328
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,898
Artisan International Small Cap Fund - Investor Class	150	2,944
Artisan International Value Fund - Investor Class	150	4,092
Artisan Mid Cap Value Fund - Investor Class	200	4,154
Artisan Small Cap Value Fund - Investor Class	150	2,574
BlackRock International Opportunities Portfolio - Institutional Class	100	3,529
Bridgeway Small Cap Growth Fund	205	2,341
Bridgeway Small Cap Value Fund	179	2,491
Brown Capital Management Small Company Fund - Institutional Class	109	4,701
Buffalo Small Cap Fund (a)	150	3,970
Cambiar Opportunity Fund - Investor Class	80,926	1,549,724
CGM Focus Fund (a)	60,924	2,076,885
Columbia Acorn Select - Class Z (a)	150	4,353
Columbia Select Large Growth Fund - Class Z (a)	78,421	1,006,924
Columbia Small Cap Growth I Fund - Class Z (a)	100	3,163
Dreyfus Opportunistic MidCap Fund - Class A (a)	100	3,515
DWS Dreman Small Cap Value Fund - Institutional Class	85	3,187
Federated Kaufman Small Cap Fund - Class A (a)	40,334	1,053,127
Fidelity Mid-Cap Stock Fund	150	4,386
Fidelity Small Cap Stock Fund (a)	150	3,027
Franklin Small Cap Value Fund - Advisor Class	100	4,617
Hartford International Opportunities Fund - Class Y	248	3,869

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Fund

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Fair Value
Mutual Funds - 94.52% - continued

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets - 2.77% (c) - continued

Janus Venture Fund - Class T (a)	100	$5,564
JPMorgan Small Cap Equity Fund - Class S	226	8,332
Longleaf Partners Fund	150	4,308
Longleaf Partners Small-Cap Fund	100	2,692
Neuberger Berman Genesis - Institutional Class (a)	100	4,651
Oakmark International Fund - Institutional Class	150	2,988
Oakmark International Small Cap Fund - Institutional Class	150	2,172
Oakmark Select Fund - Institutional Class	150	4,201
Oberweis Micro-Cap Fund (a)	175	2,151
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	3,334
Perkins Mid Cap Value Fund - Class T	200	4,614
Royce Low-Priced Stock Fund - Institutional Class	150	2,716
Royce Premier Fund - Investor Class	300	6,150
TIAA-CREF Institutional International Equity Fund - Institutional Class	300,836	3,014,381
T. Rowe Price Small-Cap Value Fund	100	3,599
Tweedy Browne Global Value Fund	150	3,596

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $8,557,460) (c)		8,830,248

TOTAL MUTUAL FUNDS (Cost $261,873,036)		301,422,861

Exchange-Traded Funds - 5.19%

Consumer Discretionary Select Sector SPDR Fund	108,654	4,039,756
Industrial Select Sector SPDR Fund	123,476	4,474,770
iShares DJ U.S. Basic Materials Sector Index Fund	104,225	8,043,043

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,770,178)		16,557,569

Money Market Securities - 0.07%

Fidelity Institutional Money Market Portfolio - Class I, 0.25% (d)	207,540	207,540

TOTAL MONEY MARKET SECURITIES (Cost $207,540)		207,540

TOTAL INVESTMENTS (Cost $276,850,754) - 99.78%		$318,187,970

Other assets less liabilities - 0.22%		706,378

TOTAL NET ASSETS - 100.00%		$318,894,348

(a)	Non-income producing.
(b)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding securities during any period of less than thirty days.
(c)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d)	Variable rate security; the money market rate shown represents the rate at January 31, 2011.

Tax Related
Unrealized appreciation	$41,642,112
Unrealized depreciation	(306,803)

Unrealized appreciation (depreciation)	$41,335,309

Aggregate cost of securities for income tax purposes	$276,852,661

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Investing Managed Volatility Fund

Schedule of Investments

January 31, 2011

(unaudited)

	Shares	Fair Value
Mutual Funds - 94.78%

Mutual Funds Greater Than 1% of The Sound Mind Investing Managed Volatility Fund’s Net Assets - 94.76%

AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a)	211,820	$1,364,121
CGM Focus Fund (a)	15,898	541,966
Columbia Value & Restructuring Fund - Class Z	17,615	894,142
CRM Small Cap Value Fund - Institutional Class (a)	56,878	1,377,014
Delaware SMID Cap Growth Fund - Institutional Class	43,427	1,057,888
Dreyfus Opportunistic Small Cap Fund	48,383	1,461,662
Fidelity International Small Cap Fund	20,257	434,318
Fidelity Small Cap Discovery Fund	34,532	714,117
The Gabelli Value Fund - Class A	77,453	1,217,555
Ivy Small Cap Growth Fund - Institutional Class (a)	20,832	337,275
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	69,391	1,574,481
MFS New Discovery Fund - Institutional Class	53,598	1,357,641
Morgan Stanley Focus Growth Fund - Institutional Class (a)	22,238	834,358
Oppenheimer International Small Company Fund - Class Y	99,288	2,322,335
Putnam Voyager Fund - Class Y	59,431	1,504,788
Royce Opportunity Fund - Institutional Class (a)	122,412	1,504,437
Third Avenue Value Fund - Institutional Class	15,828	830,042
TIAA-CREF Institutional International Equity Fund - Institutional Class	227,822	2,282,776
Touchstone Sands Capital Select Growth Fund - Class Y (a)	180,137	1,868,020
Wasatch International Growth Fund (a)	48,307	928,463

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING MANAGED VOLATILITY FUND’S NET ASSETS (Cost $21,393,226)		24,407,399

Mutual Funds Less Than 1% of The Sound Mind Investing Managed Volatility Fund’s Net Assets - 0.02% (b)

FBR Focus Fund	100	4,883

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING MANAGED VOLATILITY FUND’S NET ASSETS (Cost $3,244) (b)		4,883

TOTAL MUTUAL FUNDS (Cost $21,396,470)		24,412,282

Exchange-Traded Funds - 4.94%

Consumer Discretionary Select Sector SPDR Fund	9,991	371,465
iShares Dow Jones U.S. Basic Materials Sector Index Fund	11,675	900,960

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,244,900)		1,272,425

Money Market Securities - 0.96%

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	246,151	246,151

TOTAL MONEY MARKET SECURITIES (Cost $246,151)

TOTAL INVESTMENTS (Cost $22,887,521) - 100.68%		$25,930,858

Liabilities in excess of other assets - (0.68)%		(174,071)

TOTAL NET ASSETS - 100.00%		$25,756,787

(a)	Non-income producing.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Variable rate security; the money market rate shown represents the rate at January 31, 2011.

Tax Related
Unrealized appreciation	$3,066,763
Unrealized depreciation	(25,414)

Unrealized appreciation (depreciation)	$3,041,349

Aggregate cost of securities for income tax purposes	$22,889,509

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

The Sound Mind Balanced Fund

Schedule of Investments

January 31, 2011

(Unaudited)

	Par Value	Fair Value
U. S. Government Obligations - 21.82%

U.S. Treasury Bond, 0.63%, 12/31/2012	$525,000	$525,923
U.S. Treasury Bond, 2.13%, 12/31/2015	451,000	455,440
U.S. Treasury Bond, 2.75%, 12/31/2017	239,000	239,915
U.S. Treasury Bond, 2.63%, 11/15/2020	189,000	177,217
U.S. Treasury Bond, 4.25%, 11/15/2040	210,000	199,106

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,594,267)		1,597,601

	Shares	Fair Value
Mutual Funds - 36.30%

AllianceBernstein Small/Mid-Cap Growth Fund, Inc. (a)	25,723	165,654
Cambiar Opportunity Fund - Investor Class	4,866	93,191
CGM Focus Fund (a)	3,628	123,694
CRM Small Cap Value Fund - Institutional Class (a)	4,455	107,851
Dreyfus Opportunistic Small Cap Fund	4,723	142,675
Eagle Mid Cap Growth Fund - Class A (a)	3,985	127,113
Fairholme Fund	3,265	114,976
Federated International Small-Mid Company Fund - Class A (a)	3,577	138,339
Fidelity Advisor Growth Opportunities Fund - Institutional Class (a)	3,585	128,746
Fidelity International Small Cap Fund	8,593	184,235
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	3,408	81,796
Hotchkis and Wiley Small Cap Value Fund - Institutional Class	3,550	148,727
John Hancock Small Cap Equity Fund - Institutional Class	6,217	165,238
Kirr, Marbach Partners Value Fund (a)	6,244	86,286
Lord Abbett Developing Growth Fund, Inc. - Institutional Class (a)	6,665	151,231
MFS New Discovery Fund - Institutional Class	4,671	118,321
Oppenheimer International Small Company Fund - Class Y	6,229	145,703
Royce Opportunity Fund - Institutional Class (a)	11,770	144,649
Templeton Foreign Smaller Companies Fund - Advisor Class	11,173	183,355
Transamerica Growth Opportunities - Class P	9,382	106,957

TOTAL MUTUAL FUNDS (Cost $2,693,618)		2,658,737

Exchange-Traded Funds - 1.19%

iShares Dow Jones U.S. Basic Materials Sector Index Fund	1,127	86,971

TOTAL EXCHANGE-TRADED FUNDS (Cost $87,122)		86,971

Money Market Securities - 17.81%

Fidelity Institutional Money Market Portfolio - Class I, 0.25% (b)	1,304,526	1,304,526

TOTAL MONEY MARKET SECURITIES (Cost $1,304,526)		1,304,526

TOTAL INVESTMENTS (Cost $5,679,533) - 77.12%		$5,647,835

Other assets less liabilities - 22.88%		1,675,453

TOTAL NET ASSETS - 100.00%		$7,323,288

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the rate at January 31, 2011.

Tax Related (excluding default credit swap)
Unrealized appreciation	$3,561
Unrealized depreciation	(35,259)

Unrealized appreciation (depreciation)	$(31,698)

Aggregate cost of securities for income tax purposes	$5,679,533

Credit Default Swaps (c)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

CDX North America Investment Grade Credit Default Swap Index, agreements with Goldman Sachs, effective September 20, 2010, to pay a premium equal to 1.00% of the notional amount.	12/20/2015	$700,000	$(332)

(c)	See Related Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including U.S. Treasury Bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$292,592,613	$—	$—	$292,592,613
Mutual Funds - less than 1% of net assets	8,830,248	—	—	8,830,248
Exchange-Traded Funds	16,557,569	—	—	16,557,569
Money Market Securities	207,540	—	—	207,540

Total	$318,187,970	$—	$—	$318,187,970

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period. During the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the inputs used to value the Managed Volatility Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$24,407,399	$—	$—	$24,407,399
Mutual Funds - less than 1% of net assets	4,883	—	—	4,883
Exchange-Traded Funds	1,272,425			1,272,425
Money Market Securities	246,151	—	—	246,151

Total	$25,930,858	$—	$—	$25,930,858

The Managed Volatility Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Managed Volatility Fund did not hold any derivative instruments at the end of the reporting period. During the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Bonds	$—	$1,597,601	$—	$1,597,601
Mutual Funds	2,658,737	—	—	2,658,737
Exchange-Traded Funds	86,971			86,971
Money Market Securities	1,304,526	—	—	1,304,526

Total	$4,050,234	$1,597,601	$—	$5,647,835

The Balanced Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments*	$—	$(332)	$—	$(332)

Total	$—	$(332)	$—	$(332)

*	Credit Default Swaps - See Derivative Transaction note below for additional information

Derivative Transactions - The Balanced Fund may invest in credit default swaps (“CDS”). CDS are bilateral financial contacts that transfer the credit risk of a third party reference entity or group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements.” Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Balanced Fund may not perform as expected or in a manner similar to the high-yield bond markets. The Balanced Fund will enter into CDS only with counterparties that the Subadvisor reasonably believes are capable of performing under the CDS.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

The Balanced Fund uses credit default swap products as an additional avenue by which to add value to the portfolio. There are two primary products utilized in this space. First, credit default swap index products offer a superior tool by which to attain broad market exposure in a risk-controlled and cost effective manner. The three main products used include the investment grade index (125 names), the high yield index (100 names) and the loan index (100 names). Index products allow the Balanced Fund to attain broad exposure while significantly reducing idiosyncratic risk (company-specific risk). As an example, a 5% position in the high yield index translates to 0.05% exposure to each constituent company. This avenue typically accounts for the majority trading volume in credit default swap products. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Second, single name credit default swaps are used to gain exposure to a particular company when it is more economically attractive than traditional bonds. Moreover, a single name credit default swap provides an avenue by which to express a negative view of a company.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (CTFC) on behalf of the Balanced Fund, the Balanced Fund is not a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act, and it is not subject to registration or regulation as such under this Act. Neither the Advisor nor the Sub-Advisor is deemed to be a “commodity pool operator” with respect to its advisory services provided to the Balanced Fund.

In accordance with GAAP, the fair value of credit default swaps can be found on the Statement of Assets and Liabilities under receivable/payable for swap agreements and on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements. For the period ended January 31, 2011, the realized loss on swap agreements was $0 and the change in unrealized appreciation (depreciation) on swap agreements was $(332).

The Fund had purchased total notional value of swap agreements of $700,000 during the period ended January 31, 2011.

Jones Villalta Opportunity Fund

Schedule of Investments

January 31, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - 97.18%

Consumer Discretionary - 15.58%
Automobiles
Ford Motor Co. (a)	10,789	$172,085

Hotels, Restaurants & Leisure
MGM Resorts International (a)	10,201	151,281

Household Durables
Toll Brothers, Inc. (a)	5,755	116,481

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	8,063	127,718

Media
Comcast Corp. - Class A	4,942	112,431
Walt Disney Co. / The	2,730	106,115

		218,546

Retailing
Gap, Inc. / The	4,723	91,012
Home Depot, Inc. / The	1,635	60,119

		151,131

Consumer Staples - 2.07%
Food & Staples Retailing
SUPERVALU, INC.	17,055	124,331

Energy - 10.79%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	4,741	140,002
Chevron Texaco Corp.	1,565	148,565
ConocoPhillips	1,695	121,125
Transocean Ltd. (a)	2,986	238,671

		648,363

Financials - 26.91%
Banks
Bank of America Corp.	19,395	266,293
Capital One Financial Corp.	4,661	224,474
JPMorgan Chase & Co.	5,333	239,665
Wells Fargo & Co.	7,427	240,783

		971,215

Financials
Citigroup, Inc. (a)	47,478	228,844
Goldman Sachs Group, Inc. / The	1,441	235,776

		464,620

Insurance
Hartford Financial Services Group, Inc. / The	6,560	182,237

Health Care - 3.59%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	1,628	97,306
Pfizer, Inc.	6,510	118,612

		215,918

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - 97.18% - continued

Industrials - 5.48%
Industrial Conglomerates
General Electric Co.	12,497	$251,690

Machinery
Caterpillar, Inc.	800	77,608

Information Technology - 23.44%
Communications Equipment
Corning, Inc.	8,424	187,097

Computers & Peripherals
Dell, Inc. (a)	15,030	197,795

Semiconductors & Semiconductor Equipment
Intel Corp.	9,420	202,153

Software & Services
Microsoft Corp.	6,791	188,280
Oracle Corp.	6,430	205,953

		394,233

Technology Hardware & Equipment
EMC Corp. (a)	8,063	200,688
International Business Machines Corp.	1,402	227,124

		427,812

Materials - 4.12%
Chemicals
Mosaic Co. / The	1,487	120,506

Metals & Mining
Alcoa, Inc.	7,685	127,340

Telecommunication Services - 1.39%
Telecommunication Services
NII Holdings, Inc. (a)	1,995	83,750

Utilities - 3.81%
Electric Utilities
AES Corp. / The (a)	18,490	229,276

TOTAL COMMON STOCKS (Cost $5,223,017)		5,843,186

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Fair Value
Money Market Securities - 2.50%

Fidelity Institutional Money Market Portfolio, 0.25% (b)	150,080	$150,080

TOTAL MONEY MARKET SECURITIES (Cost $150,080)		150,080

TOTAL INVESTMENTS (Cost $5,373,097) - 99.68%		$5,993,266

Other assets less liabilities - 0.32%		19,087

TOTAL NET ASSETS - 100.00%		$6,012,353

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the rate at January 31, 2011.

Tax Related
Gross unrealized appreciation	$702,558
Gross unrealized depreciation	(85,018)

Net unrealized appreciation	$617,540

Aggregate cost of securities for income tax purposes	$5,375,726

See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles of the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2011

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,843,186	$—	$—	$5,843,186
Money Market Securities	150,080	—	—	150,080

Total	$5,993,266	$—	$—	$5,993,266

*	Refer to Schedule of Investments for industry classifications

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Becker Value Equity Fund

Schedule of Investments

January 31, 2011

(Unaudited)

	Shares	Value
Common Stocks - 93.84%

Air Courier Services - 0.75%
FedEx Corp.	9,900	$894,168

Beverages - 1.97%
Coca-Cola Co. / The	37,500	2,356,875

Biological Products - 1.68%
Amgen, Inc. (a)	36,500	2,010,420

Computer & Office Equipment - 2.06%
Hewlett-Packard	54,000	2,467,260

Crude Petroleum & Natural Gas - 5.75%
Devon Energy Corp.	28,025	2,485,537
Pioneer Natural Resources Co.	21,000	1,998,360
Royal Dutch Shell PLC (b)	34,000	2,413,660

		6,897,557

Drilling Oil & Gas Wells - 1.35%
Diamond Offshore Drilling, Inc.	5,000	358,550
Helmerich & Payne, Inc.	21,500	1,262,695

		1,621,245

Electric & Other Services Combined - 3.72%
NextEra Energy, Inc.	43,000	2,298,780
Xcel Energy, Inc.	91,710	2,161,605

		4,460,385

Electronic & Other Electrical Equipment - 3.14%
Emerson Electric Co.	20,710	1,219,405
General Electric Co.	126,500	2,547,710

		3,767,115

Electronic Computers - 1.48%
Dell, Inc. (a)	134,400	1,768,704

Electronic Connectors - 1.50%
Tyco International, Ltd.	40,000	1,793,200

Fats & Oils - 4.18%
Archer-Daniels-Midland Co.	70,150	2,291,801
Bunge, Ltd.	40,000	2,722,800

		5,014,601

Fire, Marine & Casualty Insurance - 3.51%
Allstate Corp. / The	62,500	1,946,250
Chubb Corp. / The	39,000	2,259,270

		4,205,520

Food & Kindred Products - 2.83%
Conagra Foods	103,200	2,304,456
Nestle SA (b)	20,105	1,090,093

		3,394,549

Hospital & Medical Service Plans - 1.28%
Aetna, Inc.	46,500	1,531,710

Insurance Agents, Brokers & Service - 1.84%
Marsh & McLennan Companies, Inc.	79,000	2,202,520

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Value
Common Stocks - 93.84% - continued

Life Insurance - 1.93%
MetLife, Inc.	50,500	$2,311,385

Malt Beverages - 0.95%
Molson Coors Brewing Co. - Class B	24,200	1,134,254

Meat Packing Plants - 1.01%
Hormel Foods Corp.	24,595	1,214,993

Motor Vehicles & Passenger Car Bodies - 0.93%
Honda Motor Co., Ltd. (b)	25,700	1,118,978

National Commercial Banks - 3.73%
JPMorgan Chase & Co.	54,000	2,426,760
PNC Financial Services Group, Inc.	16,000	960,000
U.S. Bancorp	40,000	1,080,000

		4,466,760

Office Machines - 1.18%
Pitney Bowes, Inc.	58,300	1,415,524

Oil, Gas Field Services - 2.15%
Schlumberger, Ltd.	29,000	2,580,710

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.68%
Zimmer Holdings, Inc. (a)	34,000	2,011,440

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.72%
PPG Industries, Inc.	24,500	2,064,860

Petroleum Refining - 4.93%
Chevron Corp.	26,975	2,560,737
ConocoPhillips	30,000	2,143,800
Murphy Oil Corp.	18,200	1,206,660

		5,911,197

Pharmaceutical Preparations - 3.91%
Abbott Laboratories	52,500	2,370,900
Merck & Co., Inc.	70,000	2,321,900

		4,692,800

Public Building and Related Furniture - 1.93%
Johnson Controls, Inc.	60,200	2,311,078

Pumps & Pumping Equipment - 1.26%
ITT Corp.	25,590	1,507,763

Radio & TV Broadcasting & Communications Equipment - 1.90%
L-3 Communications Holdings, Inc.	29,070	2,274,728

Retail - Family Clothing Stores - 1.36%
Gap, Inc. / The	84,835	1,634,770

Retail - Variety Stores - 1.86%
Wal-Mart Stores, Inc.	39,690	2,225,418

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Value
Common Stocks - 93.84% - continued

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.31%
Harris Corp.	43,620	$2,030,075
Raytheon Co.	38,900	1,944,611

		3,974,686

Security Brokers, Dealers, & Flotation Companies - 2.13%
Morgan Stanley	87,075	2,560,005

Semiconductors & Related Devices - 1.66%
Intel Corp.	93,000	1,995,780

Services - Consumer Credit Reporting, Collection Agencies - 2.10%
Dun & Bradstreet Corp. / The	29,700	2,523,015

Services - Prepackaged Software - 3.91%
Microsoft Corp.	85,000	2,356,625
Symantec Corp. (a)	132,550	2,334,206

		4,690,831

State Commercial Banks - 1.92%
State Street Corp.	49,200	2,298,624

Surgical & Medical Instruments & Apparatus - 3.06%
Becton, Dickinson & Co.	27,000	2,239,650
Covidien PLC	30,015	1,424,812

		3,664,462

Telephone Communications - (No Radio Telephone) - 3.60%
AT&T, Inc.	74,500	2,050,240
Verizon Communications, Inc.	63,600	2,265,432

		4,315,672

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.50%
McKesson Corp.	24,000	1,804,080

Wholesale - Electronic Parts & Equipment - 1.18%
Tyco Electronics, Ltd.	39,050	1,414,782

TOTAL COMMON STOCKS (Cost $92,712,831)		112,504,424

Money Market Securities - 6.24%
Federated Government Obligations Fund - Institutional shares, 0.02% (c)	7,478,687	7,478,687

TOTAL MONEY MARKET SECURITIES (Cost $7,478,687)		7,478,687

TOTAL INVESTMENTS (Cost $100,191,518) - 100.08%		$119,983,111

Liabilities in excess of other assets - (0.08)%		(98,638)

TOTAL NET ASSETS - 100.00%		$119,884,473

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable Rate Security; the money market rate shown represents the rate at January 31, 2011.

Tax Related
Unrealized appreciation	21,575,393
Unrealized depreciation	(1,924,577)

Net unrealized appreciation (depreciation)	$19,650,816

Aggregate cost of securities for income tax purposes	$100,332,295

See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund

Related Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income – The Becker Value Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2011

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$112,504,424	$—	$—	$112,504,424
Money Market Securities	7,478,687	—	—	7,478,687

Total	$119,983,111	$—	$—	$119,983,111

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of January 31, 2011.

Marathon Value Portfolio

Schedule of Investments

January 31, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - 81.42%

Automobiles, Parts & Equipment - 1.43%
Genuine Parts Co.	8,500	$439,875
Honda Motor Co., Ltd. (b)	3,000	130,620

		570,495

Banking - Financial - 5.14%
B of I Holdings, Inc. (a)	16,400	247,804
Credit Suisse Group AG (b)	6,000	268,260
First Niagara Financial Group, Inc.	20,000	277,600
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	151,320
Seacoast Banking Corp. of Florida (a)	217,000	368,900
SunTrust Banks, Inc.	11,500	349,945
U.S. Bancorp	14,530	392,310

		2,056,139

Communications, Broadcasting & Cable - 1.52%
SK Telecom Co., Ltd. (b)	22,500	389,250
Time Warner, Inc.	7,000	220,150

		609,400

Computer Software & Hardware - 5.71%
Cisco Systems, Inc. (a)	29,000	613,350
Google, Inc. - Class A (a)	600	360,216
International Business Machines Corp.	6,200	1,004,400
Microsoft Corp.	11,100	307,747

		2,285,713

Consulting Services - 0.42%
SAIC, Inc. (a)	10,200	169,014

Data Services - 3.24%
Automatic Data Processing, Inc.	6,700	320,930
Equifax, Inc.	4,700	167,884
Global Payments, Inc.	7,500	354,300
Total System Services, Inc.	14,500	252,445
Verisk Analytics, Inc. - Class A (a)	6,000	202,980

		1,298,539

Delivery and Freight Services - 1.61%
United Parcel Service, Inc. - Class B	9,000	644,580

Electric Components, Parts & Equipment - 5.81%
Avnet, Inc. (a)	19,600	698,152
Linear Technology Corp.	16,000	556,640
Secom Co., Ltd. (b)	22,400	263,200
Tyco Electronics Ltd.	16,000	579,680
Zebra Technologies Corp. - Class A (a)	5,880	228,732

		2,326,404

Energy - 6.62%
Anadarko Petroleum Corp.	6,000	462,480
ConocoPhillips	6,600	471,636
Exxon Mobil Corp.	5,323	429,460
Noble Corp.	21,500	822,375
Sasol Ltd. (b)	9,500	463,885

		2,649,836

Finance - 0.33%
Reading International, Inc. - Class A (a)	26,300	133,341

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - 81.42% - continued

Healthcare - 6.47%
Alcon, Inc.	2,000	$325,720
Becton, Dickinson & Co.	7,000	580,650
Cardinal Health, Inc.	5,500	228,305
Dionex Corp. (a)	5,200	613,496
Life Technologies Corp. (a)	5,541	300,821
Pharmaceutical Product Development, Inc.	4,000	116,560
St. Jude Medical, Inc. (a)	10,500	425,250

		2,590,802

Household Products - 2.85%
Colgate-Palmolive Co.	2,500	191,925
Kimberly-Clark Corp.	8,000	517,840
Procter & Gamble Co.	6,827	430,989

		1,140,754

Industrial Conglomerates - 11.89%
3M Co.	9,900	870,408
Eaton Corp.	8,800	950,048
Emerson Electric Co.	13,300	783,104
General Electric Co.	18,300	368,562
Leggett & Platt, Inc.	5,200	117,156
Raven Industries, Inc.	14,342	677,516
Tyco International, Ltd.	22,175	994,105

		4,760,899

Industrial Machinery - 4.85%
Graco, Inc.	21,438	910,686
Illinois Tool Works, Inc.	7,200	385,128
Lincoln Electric Holdings, Inc.	9,500	643,340

		1,939,154

Insurance - 5.07%
Alleghany Corp. (a)	2,093	646,276
Aon Corp.	6,000	274,440
Berkshire Hathaway, Inc. - Class B (a)	6,500	531,375
Tokio Marine Holdings, Inc. (b)	5,750	170,890
White Mountains Insurance Group, Ltd.	1,200	408,000

		2,030,981

Packaged Foods - 3.40%
Archer-Daniels-Midland Company	12,500	408,375
Campbell Soup Co.	15,000	512,100
Coca-Cola Co./The	7,000	439,950

		1,360,425

Pharmaceuticals - 2.84%
Bristol-Myers Squibb Co.	8,500	214,030
GlaxoSmithKline plc (b)	10,000	363,300
Novo Nordisk A/S (b)	3,100	350,703
Pfizer, Inc.	11,500	209,530

		1,137,563

Publishing & Printing Media - 0.98%
John Wiley & Sons, Inc. - Class A	8,500	390,575

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Shares	Fair Value
Common Stocks - 81.42% - continued

Restaurants - 1.55%
McDonald’s Corp.	8,400	$618,828

Retail Stores - 4.88%
Bed Bath & Beyond, Inc. (a)	7,000	336,000
Costco Wholesale Corp.	6,300	452,592
Family Dollar Stores, Inc.	2,500	106,200
Lowe's Companies, Inc.	16,500	409,200
Tiffany & Co.	5,000	290,650
Weis Markets, Inc.	9,100	359,723

		1,954,365

Specialty Chemicals - 4.10%
PPG Industries, Inc.	10,600	893,368
Valspar Corp.	20,000	747,400

		1,640,768

Staffing Services - 0.45%
CDI Corp.	11,100	178,266

Utilities - 0.26%
Korea Electric Power Corp. (b)	8,119	103,355

TOTAL COMMON STOCKS (Cost $22,477,973)		32,590,196

Real Estate Investment Trusts - 2.74%

Colony Financial, Inc.	13,650	275,730
EastGroup Properties, Inc.	5,000	217,950
Plum Creek Timber Co., Inc.	14,370	601,672

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $768,484)		1,095,352

Preferred Stock - 0.90%

E. I. du Pont de Nemours & Co., callable on 04/29/2011 @ $120	4,000	360,720

TOTAL PREFERRED STOCK (Cost $308,578)		360,720

Exchange-Traded Funds - 0.68%

PowerShares DB Agriculture Fund (a)	8,000	274,320

TOTAL EXCHANGE-TRADED FUNDS (Cost $193,422)		274,320

	Principal Amount
Commercial Paper - 3.75%

ING America Insurance Holdings., 1.85%, 02/22/2011	$1,500,000	1,499,212

TOTAL COMMERCIAL PAPER (Cost $1,499,212)		1,499,212

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Schedule of Investments - continued

January 31, 2011

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 2.81%

BB&T Corp., 3.100%, 07/28/2011	$400,000	$404,306
CWABS, Inc., 3.260%, 10/25/2032 (d) (f)	27,904	3,404
CWABS, Inc., 0.920%, 04/25/2032 (d) (f)	72,220	43,863
Goldman Sachs Group Inc./The, 5.700%, 09/01/2012	400,000	427,323
IMPAC CMB Trust, 1.160%, 10/25/2033 (e) (f)	157,668	142,479
IMPAC CMB Trust, 1.100%, 09/25/2034 (e) (f)	138,439	102,964
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (c)	125,000	—

TOTAL CORPORATE BONDS (Cost $1,212,399)		1,124,339

U.S. Treasury Obligations - 2.56%

U.S. Treasury Note 1.750%, 04/15/2013	1,000,000	1,024,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,001,706)		1,024,067

	Shares
Cash Equivalents - 4.96%

Huntington Conservative Deposit Account 0.250% (f)	1,986,233	$1,986,233

TOTAL CASH EQUIVALENTS (Cost $1,986,233)		1,986,233

TOTAL INVESTMENTS (Cost $29,448,007) - 99.82%		$39,954,439

Other Assets in Excess of Liabilities - 0.18%		71,799

TOTAL NET ASSETS - 100.00%		$40,026,238

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(d)	Asset-Backed Security.
(e)	Collateralized mortgage obligation.
(f)	Variable rate securities; the coupon rate shown represents the rate at January 31, 2011.

Tax Related
Unrealized appreciation	10,988,233
Unrealized depreciation	(513,211)

Net unrealized appreciation	$10,475,022

Aggregate cost of securities for income tax purposes	$29,479,417

See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Related Notes to the Schedule of Investments

January 31, 2011

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, preferred stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

January 31, 2011

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, U.S. Treasury Obligations and commercial paper are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) and cash equivalents such as the Huntington Conservative Deposit Account, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,590,196	$—	$—	$32,590,196
Real Estate Investment Trusts	1,095,352	—	—	1,095,352
Preferred Stocks	360,720	—	—	360,720
Exchange-Traded Funds	274,320	—	—	274,320
Commercial Paper	—	1,499,212	—	1,499,212
Corporate Bonds	—	1,124,339	** 0	1,124,339
U.S. Treasury Obligations	—	1,024,067	—	1,024,067
Cash Equivalents	—	1,986,233	—	1,986,233

Total	$34,320,588	$5,633,851	$—	$39,954,439

*	Refer to Schedule of Investments for industry classifications
**	The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. The Fund did not purchase, sell, or hold any other Level 3 securities during the period. The Fund did not hold any derivative instruments during the reporting period.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ Brian L. Blomquist
Brian L. Blomquist, President

Date	3/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian L. Blomquist
Brian L. Blomquist, President

Date	3/24/11

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date	3/24/11